Basis of Presentation and Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Impairments of long-lived assets	$ 0